Consolidated Statements of Changes in Deficit - USD ($)		Total	Common Stock [Member]		Shareholder Subscription [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2021		$ (15,407)	$ 7,749,304	[1]	$ 14,703	$ 6,604	$ 581,159	$ (8,367,177)	$ (15,407)
Balance, shares at Dec. 31, 2021	[1]		13,622,727
Net loss		(1,217,086)		[1]				(1,256,278)	(1,256,278)	39,192
Capital injection		1,075,643	$ 1,090,346	[1]	(14,703)				1,075,643
Capital injection, shares	[1]		1,839,244
Contribution from a non-controlling shareholder		1,627,729		[1]		918,693			918,693	709,036
Foreign currency translation		63,401		[1]			29,825		29,825	33,576
Balance at Dec. 31, 2022		1,534,280	$ 8,839,650	[1]		925,297	610,984	(9,623,455)	752,476	781,804
Balance, shares at Dec. 31, 2022	[1]		15,461,971
Net loss		(2,068,061)		[1]				(1,589,628)	(1,589,628)	(478,433)
Capital injection		882,000		[1]		882,000			882,000
Capital injection, shares	[1]		1,417,040
Foreign currency translation		(13,631)		[1]			(39,867)		(39,867)	26,236
Changes in non-controlling interest resulting from Taiwan Reorganization			$ (8,838,264)	[1]		9,082,340	(226,247)		17,829	(17,829)
Changes in non-controlling interest resulting from Taiwan Reorganization, shares	[1]		(5,819,597)
Acquisition of non-controlling interest				[1]		573,032			573,032	(573,032)
Acquisition of non-controlling interest, shares	[1]		2,795,825
Balance at Dec. 31, 2023		334,588	$ 1,386	[1]		11,462,669	344,870	(11,213,083)	595,842	(261,254)
Balance, shares at Dec. 31, 2023	[1]		13,855,239
Net loss		(3,156,995)		[1]				(2,517,940)	(2,517,940)	(639,055)
Foreign currency translation		147,900		[1]			212,224		212,224	(64,324)
Reverse Recapitalization		(3,345,983)	$ 293	[1]		(3,346,276)			(3,345,983)
Reverse Recapitalization, shares	[1]		2,933,103
Pre-Delivery Shares related to the issuance of Convertible Note		846,540	$ 180	[1]		846,360			846,540
Pre-Delivery Shares related to the issuance of Convertible Note, shares	[1]		1,800,000
Balance at Dec. 31, 2024		$ (5,173,950)	$ 1,859	[1]		$ 8,962,753	$ 557,094	$ (13,731,023)	$ (4,209,317)	$ (964,633)
Balance, shares at Dec. 31, 2024	[1]		18,588,342

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization (Note 1).